RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Nov. 30, 2016	Nov. 30, 2015	May 31, 2016	May 31, 2015
Related Party Transactions [Abstract]
Purchases from related party	$ 12,817	$ 111,059	$ 204,000	$ 214,000
Advances to supplier	$ 5,245		$ 14,740	$ 15,000